Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 667.0	$ 628.0
Accumulated Amortization	516.0	490.0
Net Carrying Value	151.0	138.0
Indefinite lived intangible assets
Intangible assets under development	1.0	0.0
Total intangible assets
Total intangible asset, Gross Carrying Amount	668.0	628.0
Total intangible asset, Accumulated Amortization	516.0	490.0
Total Intangible Asset, Net Carrying Value	152.0	138.0
Patents & licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	179.0	178.0
Accumulated Amortization	144.0	169.0
Net Carrying Value	$ 35.0	$ 9.0
Weighted Average Remaining Life	5 years 7 months 6 days	1 year 6 months
Total intangible assets
Total intangible asset, Accumulated Amortization	$ 144.0	$ 169.0
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	157.0	155.0
Accumulated Amortization	156.0	151.0
Net Carrying Value	$ 1.0	$ 4.0
Weighted Average Remaining Life	1 month 6 days	1 year 1 month 6 days
Total intangible assets
Total intangible asset, Accumulated Amortization	$ 156.0	$ 151.0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2.0	2.0
Accumulated Amortization	2.0	2.0
Net Carrying Value	0.0	0.0
Total intangible assets
Total intangible asset, Accumulated Amortization	2.0	2.0
Computer software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	329.0	293.0
Accumulated Amortization	214.0	168.0
Net Carrying Value	$ 115.0	$ 125.0
Weighted Average Remaining Life	2 years 9 months 18 days	2 years 8 months 12 days
Total intangible assets
Total intangible asset, Accumulated Amortization	$ 214.0	$ 168.0